Segmental Analyses - Disclosure of Revenues at Current Rates and Revenues Translated (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]	£ 24,492		£ 14,130
Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]		£ 19,564
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		180
Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			258
Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		25,760
Constant Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			18,606
Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(1,448)
Exchange | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			700
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		24,312
Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			19,306
United States
Disclosure Of Geographical Areas [Line Items]
Revenue		9,495
United States | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,160
United States | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		9,838
United States | Constant Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			3,958
United States | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(343)
United States | Exchange | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			202
United States | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		9,495
United States | Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,160
APME
Disclosure Of Geographical Areas [Line Items]
Revenue		4,882		4,769
APME | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,973
APME | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		5,250
APME | Constant Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,776
APME | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(368)
APME | Exchange | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			197
APME | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,882
APME | Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,973
AMSSA
Disclosure Of Geographical Areas [Line Items]
Revenue		4,111		4,038
AMSSA | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,323
AMSSA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,560
AMSSA | Constant Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,365
AMSSA | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(449)
AMSSA | Exchange | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			42
AMSSA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,111
AMSSA | Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			4,323
ENA
Disclosure Of Geographical Areas [Line Items]
Revenue		6,004		£ 5,323
ENA | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			6,108
ENA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		180
ENA | Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			258
ENA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		6,112
ENA | Constant Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			5,507
ENA | Exchange
Disclosure Of Geographical Areas [Line Items]
Revenue		(288)
ENA | Exchange | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			343
ENA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		£ 5,824
ENA | Current Rates | Restatement Adjustments
Disclosure Of Geographical Areas [Line Items]
Revenue			£ 5,850

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.